Fair Value Measurements - Gain (Loss) on Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	$ (3,461)	$ (12,020)	$ (56,011)	$ (2,180)	$ (51,421)	$ 31,837	$ (30,670)
Related party equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(3,566)	(14,805)	(56,011)	0	(63,536)	37,012	(22,913)
Other public equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(220)	(514)	0	0	523	0	0
Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(2,328)	1,764	0	(2,180)	(3,460)	(5,175)	(7,757)
Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	1,485	0
Prepaid forward liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(92)	0
Derivative liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	1,418	(1,475)	0	0	4,595	0	0
Other equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	$ (158)	$ 3,010	$ 0	$ 0	$ 10,457	$ 0	$ 0